UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2006
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             April 11, 2006
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      65
                                           ------------

Form 13F Information Table Value Total:      $99,812
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     484     11400   SH         SOLE                  11000             400
                                                          340      8000   SH         OTHER                                  8000
Alcatel                          COM        013904305     214     13926   SH         SOLE                  13926
American International Group     COM        026874107    2531     38300   SH         SOLE                  36000            2300
                                                           66      1000   SH         OTHER                                  1000
Applied Materials Inc.           COM        038222105    1445     82500   SH         SOLE                  77000            5500
                                                           53      3000   SH         OTHER                                  3000
BP Amoco PLC                     COM        055622104     253      3674   SH         SOLE                   3174             500
                                                          259      3760   SH         OTHER                                  3760
Ballard Power Systems            COM        05858H104     334     49400   SH         SOLE                  46400            3000
Bank of New York                 COM        064057102     353      9800   SH         SOLE                   9800
Berkshire Hathaway Inc. Class    COM        084670207     292        97   SH         SOLE                     91               6
Cisco Systems                    COM        17275R102    3036    140100   SH         SOLE                 132700            7400
Citigroup, Inc.                  COM        172967101     633     13405   SH         SOLE                  13405
Coca Cola Co.                    COM        191216100    1369     32700   SH         SOLE                  30700            2000
Cott Corp.                       COM        22163N106     770     59800   SH         SOLE                  56800            3000
E. I. duPont de Nemours & Co.    COM        263534109    1638     38800   SH         SOLE                  36300            2500
EMC Corp.                        COM        268648102     904     66300   SH         SOLE                  61300            5000
Exxon Mobil                      COM        30231G102     764     12552   SH         SOLE                  12052             500
                                                          535      8784   SH         OTHER                                  8784
Four Seasons                     COM        35100E104     593     11700   SH         SOLE                  11700
General Electric Co.             COM        369604103    2660     76471   SH         SOLE                  73011            3460
                                                          519     14928   SH         OTHER                                 14928
H & R Block Inc.                 COM        093671105    1429     66000   SH         SOLE                  61500            4500
Hewlett Packard                  COM        428236103     862     26200   SH         SOLE                  22400            3800
Huntington Bancshares Inc.       COM        446150104    1067     44200   SH         SOLE                  41000            3200
IBM                              COM        459200101    1365     16552   SH         SOLE                  15152            1400
                                                           88      1064   SH         OTHER                                  1064
ING Groep NV                     COM        456837103    2786     70700   SH         SOLE                  67700            3000
Intel Corp.                      COM        458140100    1960    100700   SH         SOLE                  93700            7000
                                                           29      1500   SH         OTHER                                  1500
JP Morgan Chase                  COM        46625H100    1224     29400   SH         SOLE                  27400            2000
Johnson & Johnson                COM        478160104    3340     56400   SH         SOLE                  51900            4500
KLA Tencor Corp.                 COM        482480100     300      6200   SH         SOLE                   4200            2000
Koninklijke Philips Elec         COM        500472303    1619     48120   SH         SOLE                  44620            3500
Marsh & McLennan Companies Inc   COM        571748102    2074     70644   SH         OTHER                                 70644
Masco Corp.                      COM        574599106    1439     44300   SH         SOLE                  41200            3100
Medimmune, Inc.                  COM        584699102    1939     53000   SH         SOLE                  48700            4300
                                                           40      1100   SH         OTHER                                  1100
Microsoft Corp.                  COM        594918104    2035     74800   SH         SOLE                  70400            4400
                                                           87      3200   SH         OTHER                                  3200
Molson Coors Brewery             COM        60871R209    1345     19600   SH         SOLE                  18300            1300
Motorola, Inc.                   COM        620076109    2207     96340   SH         SOLE                  89740            6600
National City Corp.              COM        635405103    3062     87748   SH         SOLE                  80000            7748
                                                          174      5000   SH         OTHER                                  5000
PepsiCo Inc.                     COM        713448108     433      7500   SH         SOLE                   7500
Plum Creek Timber                COM        729251108    1278     34600   SH         SOLE                  31600            3000
Precision Drilling               COM        740215108    1216     37600   SH         SOLE                  34600            3000
Procter & Gamble Company         COM        742718109     294      5100   SH         SOLE                   4800             300
Progressive Corp.-Ohio           COM        743315103    2539     24353   SH         SOLE                  24353
                                                        26902    258024   SH         OTHER                255024            3000
Royal Dutch Shell                COM        780259206     872     14000   SH         SOLE                  14000
Stryker Corp.                    COM        863667101    6445    145354   SH         SOLE                 138454            6900
                                                          443     10000   SH         OTHER                                 10000
Tiffany & Company                COM        886547108    1321     35200   SH         SOLE                  32700            2500
Toyota Motor                     COM        892331307    1906     17500   SH         SOLE                  16000            1500
                                                           54       500   SH         OTHER                                   500
Unilever PLC                     COM        904767704    1754     42700   SH         SOLE                  39800            2900
                                                           62      1500   SH         OTHER                                  1500
Washington Post 'B'              COM        939640108     777      1000   SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102     694     16000   SH         SOLE                  16000
Wyeth                            COM        983024100      24       500   SH         SOLE                                    500
                                                          291      6000   SH         OTHER                                  6000
BBVA Privanza, Cap. B            PFD        05529T206     703     28000   SH         SOLE                  28000
ING Groep NV 6.2% SER            PFD        456837400    1287     52000   SH         SOLE                  42000           10000